Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Current Tax Assets and Current Tax Liabilities

Income tax recognized through profit or loss

	For the year ended December 31
	2024	2023	2022
Current year	$4,071	$12,892	$8,874
Current tax expense	4,071	12,892	8,874

Origination and reversal of temporary differences	(20,358)	(7,275)	2,739
Deferred tax expense (income)	(20,358)	(7,275)	2,739

Total income tax expense	$(16,287)	$5,617	$11,613

Schedule of Reconciliation of Effective Tax Rate
	For the year ended December 31
	2024	2023	2022
Profit (loss) before tax	$(84,587)	$45,960	$47,739
Income tax (benefit) expense at corporate tax rate	(14,380)	10,759	9,428
Tax effect of expenses that are not deductible in determining taxable profit	37,671	38,181	27,187
Tax effect of income not taxable in determining taxable profit	(28,318)	(42,890)	(30,292)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(11,900)	2,503	(1,249)
Others - Includes exchange effect for reversal rates of long-term temporary differences, income taxed at differential rates, effect of change in deferred tax rate and tax discounts	684	(2,908)	6,539
Tax effect use of tax losses not previously recognized	(44)	(28)	-
Tax (benefit) expense for the year	$(16,287)	$5,617	$11,613
Effective tax rate for the year	19.25%	12.22%	24.33%

Schedule of Current Tax Assets and Current Tax Liabilities

Current tax assets and current tax liabilities:

	As of December 31
Current tax assets	2024	2023
Income Tax Advance	$7,978	$5,654
Surplus in Private Liquidation	11,348	10,533
Other Taxes	2,499	2,136
Total	21,825	18,323

Current tax liabilities
Income Tax Withholding	(5,396)	(3,341)
Income Tax Payable	(1,136)	(4,069)
Other Taxes	(173)	(409)
Total	$(6,705)	$(7,819)

Schedule of Tax Losses and Excess

As of December 31, 2024 and 2023, the following is the detail of the tax losses of the Group that have not been used and on which deferred tax asset has not been recognized:

	As of December 31
	2024	2023
Unused tax losses (recognized in the DTA)	$12,851	$5,513
Total	$12,851	$5,513